CONCESSIONS PAYABLE	12 Months Ended
Dec. 31, 2022
CONCESSIONS PAYABLE
CONCESSIONS PAYABLE
12.  CONCESSIONS PAYABLE

Accounting policy

This account contains the balance of lease payments at issue in disputes with the granting authority. Upon transfer from the "lease" account, the initial registration is completed at the value of the installment at maturity. These values are then adjusted using the SELIC rate.

In this account, balances are maintained in installments with the Granting Authority. The initial registration is for the balance owed following the resolution of the dispute. These values are then adjusted using the SELIC rate.

Balances payable for granted concession rights ("Concessions and Grants"), initially recorded as a counterpart to intangible assets, are also recorded in this account (Note 10.2). Subsequent measurement occurs at the effective rate.

The following measurement is performed at the effective rate.

	December 31, 2022	December 31, 2021
Disputed lease and concession:
Rumo Malha Paulista S.A.	37,842	55,170
Rumo Malha Oeste S.A.	1,957,149	1,747,233
	1,994,991	1,802,403
Lease installment:
Rumo Malha Paulista S.A.	1,138,076	1,145,450
	1,138,076	1,145,450
Concessions and grants:
Rumo Malha Sul S.A.	81,112	85,713
Rumo Malha Paulista S.A.	118,655	20,682
Rumo Malha Central S.A.	18,576	-
	218,343	106,395
Total	3,351,410	3,054,248
Current	256,759	160,771
Non-current	3,094,651	2,893,477
	3,351,410	3,054,248

a)   Disputed lease and concession:

Rumo Malha Oeste also pleads for the reestablishment of the economic and financial balance, lost due to the cancellation of transportation contracts existing at the time of privatization, configuring changes in the regulatory scenario and conditions established in the Privatization Notice - in addition, the growth forecasts that defined the business value did not materialize. The lawsuit is pending before the Federal Regional Court of the second Region. The amount referring to the Company’s overdue installments was guaranteed by the acquisition of public debt securities (Letras Financeiras do Tesouro) or “LFT.” In March 2008, the Company obtained authorization to replace the guarantee with bank guarantee and in May 2008 the Company redeemed the amounts. In December 2014, a decision was handed down that upheld the lawsuit, recognizing the occurrence of economic and financial imbalance in the contracts. In December 2015, a request for replacement of letters of guarantee presented by the Company with guaranteed insurance was granted. An appeal judgment is pending before the Federal Regional Court (Tribunal Regional Federal), or “TRF.”

Management, supported by the opinion of its lawyers, assesses the chances of success as probable, but maintains the record of the liability because it is a contractual obligation not yet withdrawn from the Company, and because the amount is still pending.

On July 21, 2020, the Company filed with the ANTT, a request to qualify for a new bidding process to third parties of the object of the Concession Contract signed between Rumo Malha Oeste and the Brazilian government, through the Ministry of Transport (“Re-bidding Process”), according to Federal Law No. 13,448 of June 5, 2017, and regulated by Decree No. 9,957 of August 7, 2019.

The total amount of judicial deposits related to the aforementioned cases is R$24,125 (R$22,119 on December 31, 2021).

b)      Leases and grants within the scope of IFRS16:

	December 31, 2022	December 31, 2021
Leases:
Rumo Malha Sul	542,996	623,155
Rumo Malha Paulista	539,900	508,169
Rumo Malha Oeste	185,324	216,101
Elevações Portuárias	—	97,046
Portofer Transporte Ferroviário Ltda.	11,658	13,921
	1,279,878	1,458,392
Grants:
Rumo Malha Paulista (renewal)	732,727	590,594
Malha Central	792,374	614,410
	1,525,101	1,205,004
Total	2,804,979	2,663,396
Current	350,719	274,774
Non-current	2,454,260	2,388,622
	2,804,979	2,663,396

c)      Investment commitments

Typically, the sub-concession contracts to which the subsidiary Rumo, through its subsidiaries, is a party include commitments to make investments with particular characteristics during the duration of the contract. We can highlight:

(i)	The addendum for the renewal of the Malha Paulista concession, which stipulates the execution of a series of investment projects to increase capacity and reduce urban conflicts over the duration of the concession, is estimated by the agency to cost R$6,100,000 (updated until December 2017). Of this amount, approximately R$3,000,000 represents obligations, of which 22% had been physically executed as of the date of the statement of financial position.
(ii)	The Malha Central sub-concession agreement stipulates fixed-term investments (one to three years from the date of the agreement's signing), estimated by ANTT to be worth R$645,573. The physical execution of the contract's projects reached 76% on December 31, 2022 (65% on December 31, 2021).

Due to the sale of the stake in EPSA (Note 1.2), the concession agreement for which it is responsible is no longer included in the Company's consolidated financial statements for the year ended December 31, 2022.